Notes Payable and Convertible Notes - Disclosure of Quantitative Information About Right-of-use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Beginning Balance	$ 9,198	$ 3,795
Acquisition	39,881	9,085
Equity component	(4,874)	(4,096)
Loans advanced, net	48,339
Repayment of notes payable	(4,058)	(3,305)
Accretion income	(337)
Accrued interest	1,985	414
Ending Balance	89,181	9,198
Gotham Green Partners LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Beginning Balance
Acquisition	39,881
Equity component	(4,874)
Loans advanced, net
Repayment of notes payable	(953)
Accretion income	(337)
Accrued interest	1,890
Ending Balance	35,607
LI Lending LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Beginning Balance
Acquisition
Equity component
Loans advanced, net	44,194
Repayment of notes payable
Accretion income
Accrued interest	95
Ending Balance	44,289
Other Loans [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Beginning Balance	9,198	3,795
Acquisition		9,085
Equity component		(4,096)
Loans advanced, net	4,145
Repayment of notes payable	(4,058)
Accretion income
Accrued interest		414
Ending Balance	$ 9,285	$ 9,198